Document and Entity Information	3 Months Ended
Mar. 31, 2021
Document and Entity Information
Entity Registrant Name	Evaxion Biotech A/S
Entity Central Index Key	0001828253
Document Type	6-K
Document Period End Date	Mar. 31, 2021
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	Q1
Amendment Flag	false